Note 6 - Prepaid Expenses and Other Current Assets (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2011	Dec. 31, 2014	Mar. 31, 2015
Other Assets [Member]
Note 6 - Prepaid Expenses and Other Current Assets (Details) [Line Items]
Escrow Deposit				$ 90,000
Escrow Deposit		$ 200,000
Escrow Deposit Disbursements		$ 40,000
Escrow Deposit Returned	$ 110,000		$ 110,000